Net (Loss)/Earnings per Share - Basic and diluted (loss)/earnings per ordinary share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator
Net (loss)/income		¥ 25,944	$ 3,654	¥ (66,107)	¥ (37,636)
Net loss/(income) attributable to non-controlling interests | ¥		(4,664)		553	29,265
Net (loss)/income attributable to So-Young International Inc. | ¥		¥ 21,280		¥ (65,554)	¥ (8,371)
Denominator
Weighted average number of ordinary shares outstanding, basic | shares	[1]	77,646,899	77,646,899	82,665,269	81,680,504
Weighted average number of ordinary shares outstanding, diluted | shares	[1]	78,054,950	78,054,950	82,665,269	81,680,504
Common Stock
Denominator
Net (loss)/earnings per share, basic | (per share)		¥ 0.27	$ 0.04	¥ (0.79)	¥ (0.10)
Net (loss)/earnings per share, diluted | (per share)		0.27	0.04	(0.79)	(0.10)
ADS
Denominator
Net (loss)/earnings per share, basic | (per share)		0.21	0.03	(0.61)	(0.08)
Net (loss)/earnings per share, diluted | (per share)		¥ 0.21	$ 0.03	¥ (0.61)	¥ (0.08)

[1]	Both Class A and Class B ordinary shares are included in the calculation of the weighted average number of ordinary shares outstanding, basic and diluted.